Loans Payable — Third Party (Tables)	12 Months Ended
Sep. 30, 2023
Loans Payable — Third Party (Tables) [Line Items]
Schedule of Loans Payable
Bank loan	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
Shoko Chukin Bank	JPY	May 2023 – October 2023*	3.50%	NIL	NIL	3,586,296
September 30, 2023						3,586,296

*	The Company has rescheduled the repayment date of the loan and it is payable upon consummation of the initial public offering.
Bank loan	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
Mizuho Bank	JPY	June 2022 – December 2022	1.48%	NIL	NIL	28,516
September 30, 2022						28,516

Loans Payable [Member]
Loans Payable — Third Party (Tables) [Line Items]
Schedule of Loans Payable
Loans payable	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						$
Cenntro Automotive Group Limited(1)	JPY	July 2022 – June 2023	5.00%	NIL	NIL	790,450
September 30, 2022						790,450

(1)	The loan payable was subsequently converted into equity by issuing 571,930 ordinary shares on January 31, 2023.

Third Parties [Member]
Loans Payable — Third Party (Tables) [Line Items]
Schedule of Loans Payable	LOANS PAYABLE — THIRD PARTY
	As of September 30,
	2023	2022
	$	$
Loans payable – third party	—	790,450